Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Realty Shares, Inc.
Entity Central Index Key	0000874505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57.19	1.15%

Expenses Paid, Amount	$ 57.19
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.00% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection in the data center sector contributed to relative performance in the period. An overweight position in Digital Realty Trust aided performance, outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities. Stock selection and an overweight in specialty REITs also helped performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an underweight in offices further aided performance. An overweight in Highwoods Properties, the portfolio's sole office allocation in the period, performed well.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. Stock selection in the free-standing retail sectors also hindered performance, due mainly to an overweight in Realty Income. The holding, which tends to be sensitive to moves in interest rates, declined amid a rise in bond yields in the period. Stock selection in shopping centers was a modest detractor from relative returns; an overweight position in Kimco Realty underperformed.

Top contributors	Top detractors
Data Centers	Apartment
Specialty	Free Standing
Office	Shopping Center

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	Since inception (7/1/19)
With sales charge[2]	1.78%	3.93%
Without sales charge	6.58%	4.90%
Linked Index[1]	5.78%	3.46%
S&P 500 Index	24.56%	14.87%

Performance Inception Date	Jul. 01, 2019
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 5,508,078,237
Holdings Count | shares	34
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$5,508,078,237
Number of portfolio holdings (excluding derivatives)	34
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.8%
Health Care	12.7%
Data Centers	11.6%
Industrials	10.7%
Apartment	6.9%
Regional Mall	6.4%
Single Family Homes	6.3%
Self Storage	4.8%
Specialty	4.8%
Other (includes short-term investments)	20.0%

Country diversification[3,5]	(%)
United States	98.6%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89.36	1.80%

Expenses Paid, Amount	$ 89.36
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -0.33% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection in the data center sector contributed to relative performance in the period. An overweight position in Digital Realty Trust aided performance, outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities. Stock selection and an overweight in specialty REITs also helped performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an underweight in offices further aided performance. An overweight in Highwoods Properties, the portfolio's sole office allocation in the period, performed well.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. Stock selection in the free-standing retail sectors also hindered performance, due mainly to an overweight in Realty Income. The holding, which tends to be sensitive to moves in interest rates, declined amid a rise in bond yields in the period. Stock selection in shopping centers was a modest detractor from relative returns; an overweight position in Kimco Realty underperformed.

Top contributors	Top detractors
Data Centers	Apartment
Specialty	Free Standing
Office	Shopping Center

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	Since inception (7/1/19)
With sales charge	4.87%[2]	4.22%
Without sales charge	5.87%	4.22%
Linked Index[1]	5.78%	3.46%
S&P 500 Index	24.56%	14.87%

Performance Inception Date	Jul. 01, 2019
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 5,508,078,237
Holdings Count | shares	34
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$5,508,078,237
Number of portfolio holdings (excluding derivatives)	34
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.8%
Health Care	12.7%
Data Centers	11.6%
Industrials	10.7%
Apartment	6.9%
Regional Mall	6.4%
Single Family Homes	6.3%
Self Storage	4.8%
Specialty	4.8%
Other (includes short-term investments)	20.0%

Country diversification[3,5]	(%)
United States	98.6%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43.79	0.88%

Expenses Paid, Amount	$ 43.79
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.13% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection in the data center sector contributed to relative performance in the period. An overweight position in Digital Realty Trust aided performance, outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities. Stock selection and an overweight in specialty REITs also helped performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an underweight in offices further aided performance. An overweight in Highwoods Properties, the portfolio's sole office allocation in the period, performed well.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. Stock selection in the free-standing retail sectors also hindered performance, due mainly to an overweight in Realty Income. The holding, which tends to be sensitive to moves in interest rates, declined amid a rise in bond yields in the period. Stock selection in shopping centers was a modest detractor from relative returns; an overweight position in Kimco Realty underperformed.

Top contributors	Top detractors
Data Centers	Apartment
Specialty	Free Standing
Office	Shopping Center

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2024)
	1 Year	Since inception (7/1/19)
Class I2	6.85%	5.17%
Linked Index[1]	5.78%	3.46%
S&P 500 Index	24.56%	14.87%

Performance Inception Date	Jul. 01, 2019
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 5,508,078,237
Holdings Count | shares	34
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$5,508,078,237
Number of portfolio holdings (excluding derivatives)	34
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.8%
Health Care	12.7%
Data Centers	11.6%
Industrials	10.7%
Apartment	6.9%
Regional Mall	6.4%
Single Family Homes	6.3%
Self Storage	4.8%
Specialty	4.8%
Other (includes short-term investments)	20.0%

Country diversification[3,5]	(%)
United States	98.6%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class L
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class L
Trading Symbol	CSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$43.78	0.88%

Expenses Paid, Amount	$ 43.78
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.11% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection in the data center sector contributed to relative performance in the period. An overweight position in Digital Realty Trust aided performance, outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities. Stock selection and an overweight in specialty REITs also helped performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an underweight in offices further aided performance. An overweight in Highwoods Properties, the portfolio's sole office allocation in the period, performed well.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. Stock selection in the free-standing retail sectors also hindered performance, due mainly to an overweight in Realty Income. The holding, which tends to be sensitive to moves in interest rates, declined amid a rise in bond yields in the period. Stock selection in shopping centers was a modest detractor from relative returns; an overweight position in Kimco Realty underperformed.

Top contributors	Top detractors
Data Centers	Apartment
Specialty	Free Standing
Office	Shopping Center

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2024)
	1 Year	5 Years	10 Years
Class L2	6.85%	5.14%	7.00%
Linked Index[1]	5.78%	3.40%	5.70%
S&P 500 Index	24.56%	15.04%	12.86%

Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 5,508,078,237
Holdings Count | shares	34
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$5,508,078,237
Number of portfolio holdings (excluding derivatives)	34
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.8%
Health Care	12.7%
Data Centers	11.6%
Industrials	10.7%
Apartment	6.9%
Regional Mall	6.4%
Single Family Homes	6.3%
Self Storage	4.8%
Specialty	4.8%
Other (includes short-term investments)	20.0%

Country diversification[3,5]	(%)
United States	98.6%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class R
Trading Symbol	CSJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64.62	1.30%

Expenses Paid, Amount	$ 64.62
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -0.08% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection in the data center sector contributed to relative performance in the period. An overweight position in Digital Realty Trust aided performance, outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities. Stock selection and an overweight in specialty REITs also helped performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an underweight in offices further aided performance. An overweight in Highwoods Properties, the portfolio's sole office allocation in the period, performed well.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. Stock selection in the free-standing retail sectors also hindered performance, due mainly to an overweight in Realty Income. The holding, which tends to be sensitive to moves in interest rates, declined amid a rise in bond yields in the period. Stock selection in shopping centers was a modest detractor from relative returns; an overweight position in Kimco Realty underperformed.

Top contributors	Top detractors
Data Centers	Apartment
Specialty	Free Standing
Office	Shopping Center

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2024)
	1 Year	Since inception (7/1/19)
Class R2	6.39%	4.73%
Linked Index[1]	5.78%	3.46%
S&P 500 Index	24.56%	14.87%

Performance Inception Date	Jul. 01, 2019
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 5,508,078,237
Holdings Count | shares	34
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$5,508,078,237
Number of portfolio holdings (excluding derivatives)	34
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.8%
Health Care	12.7%
Data Centers	11.6%
Industrials	10.7%
Apartment	6.9%
Regional Mall	6.4%
Single Family Homes	6.3%
Self Storage	4.8%
Specialty	4.8%
Other (includes short-term investments)	20.0%

Country diversification[3,5]	(%)
United States	98.6%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$39.82	0.80%

Expenses Paid, Amount	$ 39.82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.17% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection in the data center sector contributed to relative performance in the period. An overweight position in Digital Realty Trust aided performance, outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities. Stock selection and an overweight in specialty REITs also helped performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an underweight in offices further aided performance. An overweight in Highwoods Properties, the portfolio's sole office allocation in the period, performed well.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. Stock selection in the free-standing retail sectors also hindered performance, due mainly to an overweight in Realty Income. The holding, which tends to be sensitive to moves in interest rates, declined amid a rise in bond yields in the period. Stock selection in shopping centers was a modest detractor from relative returns; an overweight position in Kimco Realty underperformed.

Top contributors	Top detractors
Data Centers	Apartment
Specialty	Free Standing
Office	Shopping Center

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2024)
	1 Year	Since inception (7/1/19)
Class Z2	6.94%	5.26%
Linked Index[1]	5.78%	3.46%
S&P 500 Index	24.56%	14.87%

Performance Inception Date	Jul. 01, 2019
Performance Table Market Index Changed [Text Block]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
Net Assets	$ 5,508,078,237
Holdings Count | shares	34
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$5,508,078,237
Number of portfolio holdings (excluding derivatives)	34
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Sector diversification[3,5]	(%)
Telecommunications	15.8%
Health Care	12.7%
Data Centers	11.6%
Industrials	10.7%
Apartment	6.9%
Regional Mall	6.4%
Single Family Homes	6.3%
Self Storage	4.8%
Specialty	4.8%
Other (includes short-term investments)	20.0%

Country diversification[3,5]	(%)
United States	98.6%
Other (includes short-term investments)	1.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.7%
Welltower, Inc.	9.0%
Prologis, Inc.	8.2%
Digital Realty Trust, Inc.	7.7%
Simon Property Group, Inc.	6.4%
Crown Castle, Inc.	5.6%
Iron Mountain, Inc.	4.8%
Invitation Homes, Inc.	4.7%
Equinix, Inc.	3.9%
VICI Properties, Inc., Class A	3.2%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Updated Prospectus Phone Number	1-800-330-7348
Updated Prospectus Web Address	www.cohenandsteers.com/fund-literature